Financing Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Financing Arrangements

4. Financing Arrangements

The Company has obtained debt financing through bank loans, loans from directors and other affiliated parties and unaffiliated third party investors. Certain of the debt was issued with warrants that permit the investor to acquire shares of the Company’s common stock at prices as specified in the individual agreements. See Note 9 “Shareholders’ Deficit” for additional information regarding conversions of debt and accrued interest into common stock during the three and six months ended June 30, 2016 and 2015.

The following is a summary of debt outstanding as of the periods presented:

	As of
	June 30, 2016	December 31, 2015
Notes Payable to Directors and Affiliates	$2,162,492	$1,748,000
Convertible Term Loan, due December 2016, interest at 10%	2,300,000	2,300,000
Convertible Notes, due December 2016 and June 2017, interest 0%	650,126	—
Series Subordinated Note, due January 2016, interest at 12%	415,398	415,398
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or August 2016, interest between 8.25% and 12%	67,082	74,486
Note Payable, due August 2021, interest 0%	192,000	192,000
Installment Note Payable – Bank	286,637	260,949
Total	6,073,735	4,990,833
Unamortized deferred financing costs	(118,934)	(30,576)
Total debt, net	5,954,801	4,960,257
Less: current portion of long-term debt	5,582,897	4,768,257
Long-term debt, net of current portion	$371,904	$192,000

Future maturities of long-term debt at June 30, 2016 are as follows:

Six months ending December 31, 2016	$3,788,862
2017	1,968,386
2018	115,155
2019	9,332
2020	-
2021	192,000
Thereafter	-
$6,073,735

Notes Payable to Directors and Affiliates

On May 7, 2014, the Company entered into a $1.5 million line-of-credit agreement with Michael Hanson, a director of the Company (“Mr. Hanson”). The original terms of the line-of-credit agreement provided for a stated interest rate of 10% on the principal amount outstanding. There are no financial covenants associated with the line of credit. Through the second quarter of 2014, the Company had drawn down the entire $1,500,000 under this facility. On June 24, 2014, the Company entered into a letter agreement with two directors in which Mr. Hanson agreed to convert $500,000 of the principal related to the $1.5 million line-of-credit outstanding into 27,778 shares of common stock and also received five-year warrants to purchase 22,223 shares of the Company’s common stock at an exercise price of 125% of the IPO price or $28.20 per share. In addition, Mr. Hanson agreed to amend the repayment terms of the line-of-credit to occur on the earlier of (a) raising an aggregate gross proceeds in one or more financing transactions (other than the IPO) of at least $10 million or (b) July 31, 2015. In July 2015, Mr. Hanson agreed to amend the repayment terms of the line-of-credit to occur on the earlier of (a) raising aggregate gross proceeds in one or more financing transactions of at least $10 million or (b) December 31, 2015. In February 2016, Mr. Hanson agreed to amend the terms of the line-of-credit to extend the maturity date to January 31, 2017. The Company also agreed to make interest-only payments on June 30, 2016, September 30, 2016 and December 31, 2016. On July 7, 2016, the Company entered into an amendment #3 to borrowing agreement with Mr. Hanson in connection with this revolving line of credit note. Pursuant to that amendment, which is effective as of June 30, 2016, the parties agreed that the Company will make interest-only payments on January 31, 2017 and not on June 30, September 30 and December 31, 2016 as previously agreed upon. See Note 13 “Subsequent Events.” The interest-only payments are for interest accrued on the principal balance from February 1, 2016 to date of payment. The outstanding principal and accrued interest balance is due in full on January 31, 2017. The amount of principal owed under the $1.5 million line of credit as of June 30, 2016 and December 31, 2015 was $1,000,000 plus accrued interest of approximately $222,000 and $172,000, respectively.

As a result of the Company completing its IPO on July 14, 2014, the Company determined there was a beneficial conversion feature related to the $1.0 million outstanding balance of the line of credit which totaled $250,000. This amount was recorded as a discount to the debt and was amortized into interest expense through the amended maturity date of July 31, 2015. For the three and six months ended June 30, 2015, the Company recorded interest expense of approximately $62,000 and $125,000, respectively, related to the amortization expense associated with the beneficial conversion feature. The unamortized balance of the beneficial conversion feature as of June 30, 2015 was approximately $21,000.

On July 30, 2014, the Company entered into a financing commitment letter with Mr. Hanson and James L. Davis, a director of the Company (“Mr. Davis,” and collectively with Mr. Hanson, “Messrs. Davis and Hanson”) to lend the Company up to $2.5 million through December 31, 2014, bearing interest at 10%, and due January 31, 2015, which was later extended to January 31, 2016. The terms provided if any portion of the notes issued under the commitment letter were outstanding beyond January 31, 2015, the default interest rate would be adjusted to 18%. As of December 31, 2014, $350,000 was outstanding. In January 2015, the Company received advancements totaling $350,000. On February 3, 2015, Mr. Hanson, converted $250,000 of the amount owed into 217,391 shares of Series B Convertible Preferred Stock (which Series B Convertible Preferred Stock was converted into common stock on February 27, 2015). Also in February 2015, the Company amended the terms of the commitment letter to extend the repayment of the outstanding principal balance owed as of that date of $450,000 to January 31, 2016 at a rate of 10% per annum. As part of the amendment, the directors did not renew the remaining amount available under the original terms of the commitment letter. In June 2015, Mr. Hanson converted $102,000 of the amount owed into 1,020 shares of Series C Convertible Preferred Stock and also received a five-year warrant to purchase 15,533 shares of common stock at $7.22 per share (since adjusted to $4.94 per share). On October 23, 2015, the Company entered into an addendum to the financing commitment letter under which Mr. Hanson agreed to an additional advancement of $250,000. In February 2016, the Company amended the terms of the commitment letter to extend the maturity date to January 31, 2017 and maintain the interest rate at 10%. The Company also agreed to make interest only payments on June 30, 2016, September 30, 2016 and December 31, 2016. On July 7, 2016, the Company entered into an addendum #4 to this commitment letter with Mr. Hanson. Pursuant to that addendum, which is effective as of June 30, 2016, the parties extended the payment date of the interest-only payments that were or will be due and payable on June 30, September 30 and December 31, 2016 to January 31, 2017. See Note 13 “Subsequent Events.” The interest-only payments are for interest accrued on the principal balance from February 1, 2016 to date of payment. The outstanding principal and accrued interest balance is due in full on January 31, 2017. The total principal amount outstanding under the commitment letter equaled $598,000 at June 30, 2016 and December 31, 2015 plus accrued interest of approximately $85,000 and $55,000, respectively.

In March 2015, the Company issued a total of $400,000 of new demand promissory notes to Messrs. Davis and Hanson. The notes bore interest at a rate of 10% and were due June 30, 2015. In June 2015, the $400,000 of notes was converted into 4,000 shares of Series C Convertible Preferred Stock as part of the Series C preferred offering. Messrs. Davis and Hanson also received five year warrants to purchase 60,911 shares of common stock at $7.22 (since adjusted to $4.94) per share. On December 22, 2015, the Company issued a $150,000 demand promissory note to Mr. Hanson. The note bears an interest rate of 10% and was due on June 30, 2016. On July 13, 2016, the Company entered into an addendum #1 to this demand promissory note. Pursuant to that addendum, which is effective as of June 30, 2016, the parties extended the maturity date under the demand promissory note from June 30, 2016 to January 31, 2017. See Note 13 “Subsequent Events.”

In February 2016, the Company entered into a thirty-day note payable with Mr. Davis for $150,000 and Mr. Hanson for $75,000. Under the note agreements, in lieu of interest, the Company agreed to issue five-year cashless warrants to purchase 16,667 and 8,334 shares of common stock at $4.94 per share to Messrs. Davis and Hanson, respectively. Additionally, for each 30 days the principal amount is outstanding, the Company will issue the note holders an additional 16,667 and 8,334 warrants, respectively, with the same terms as described above. On March 29, 2016, both notes were amended to change the due dates of the principal amounts owed to January 11, 2017 and January 31, 2017, under Messrs. Hanson’s and Davis’ notes, respectively. Messrs. Davis and Hanson will continue to earn the warrants on a 30-day basis until the principal is repaid. As of June 30, 2016, Messrs. Davis and Hanson have received a total of 83,334 and 41,667 warrants, respectively.

On May 9, 2016, the Company entered into a promissory note agreement for $226,650 with Mr. Davis. The note accrues interest at the per annum rate of 10%. The note shall be repaid in six monthly installments of $38,650, which includes interest. As an additional inducement to Mr. Davis to advance amounts under the note, the Company has agreed to issue to Mr. Davis a warrant to acquire 22,665 shares of the Company’s common stock at an exercise price of $4.94 per share. As of June 30, 2016, the outstanding principal balance on the note was approximately $189,000.

On May 9, 2016, the Company entered into a demand promissory note agreement for $250,000 with Mr. Davis. The Company also entered into another demand promissory note for an additional $250,000 with Mr. Davis on May 10, 2016. Both demand promissory notes accrue interest at the per annum rate of 10%. All principal and accrued but unpaid interest on the demand promissory notes will become payable upon the written demand of the lender. As an additional inducement to Mr. Davis to advance amounts under the notes dated May 9 and May 10, 2016, the Company has agreed to issue to Mr. Davis warrants to acquire 5,000 shares of the Company’s common stock at an exercise price of $4.94 per share for each week the notes are outstanding. If a given note is outstanding for more than 30 days, the amount of each new warrant issuance shall increase to 6,667 shares per week. The Company repaid both notes in June 2016 and issued to Mr. Davis warrants to acquire a total of 53,334 shares of common stock.

On May 25, 2016, the Company borrowed $200,000 from Mr. Davis and issued to Mr. Davis a demand promissory note in the principal amount of $200,000. The note did not bear interest and was payable on demand of Mr. Davis. The Company repaid this note in full on June 6, 2016.

On July 13 and 14, 2016, the Company issued to Messrs. Davis and Hanson, respectively, convertible promissory notes. See Note 13 “Subsequent Events.”

Convertible Term Loan, due December 2016

In December 2013, the Company entered into an agreement to issue convertible notes with Trooien Capital, LLC (the “Trooien Capital Note”) for a principal amount of up to $4 million. The proceeds of borrowings under the Trooien Capital Notes are expressly to be used to repay amounts owed under the Company’s senior secured note payable issued to another investor. Borrowings under the agreement bear interest at 10% and the note matures in December 2016. In the event of default, the interest rate increases by either 2% or 4%, depending on the nature of the default. Under the note agreement, the investor has the right, but not the obligation, to advance additional amounts up to the $4 million. The terms of the agreement originally provided that the lender could have multiple options for converting the Trooien Capital Notes at varying rates and times following the completion of a qualifying financing transaction. Depending on the timing of conversion, the holder could also receive warrants to purchase common stock. In addition to conversion of the Trooien Capital Notes, the holder has the right to request shares of common stock, rather than cash, as payment for interest. In May 2014 the Company agreed to include $356,616 in principal and accrued interest of convertible notes originally issued to its senior debt holder during the fourth quarter of 2014, due March 2015, under the terms of the Trooien Capital Note, due December 2016.

On May 12, 2014, the Company entered into an agreement to amend the conversion terms of the Trooien Capital Note, due December 2016 as follows:

First Conversion Right. The holder had the right, at its election, to convert the principal and accrued interest of the note into common stock at a conversion rate equal to 90% of the price based on the terms outlined in the agreement. The first conversion right was extended for a period of 120 days following the closing date of the IPO, July 14, 2014. Upon the holder’s election to convert, the conversion price would have equaled 125% of the price at which the common stock was sold in the IPO. The first conversion right expired on October 11, 2014.

Second Conversion Right. To the extent that the holder did not elect to exercise the First Conversion Right, then the holder has the right through the maturity date of the Note, December 2016, to convert the principal and accrued interest into common stock at a conversion rate equal to 125% of the price at which the common stock was sold in the IPO. Under the terms of this conversion agreement, the holder will receive 100% warrant coverage under the same terms provided pursuant to the First Conversion Right.

On June 18, 2014, the holder agreed to convert $1,000,000 of the then outstanding principal balance of $3,250,000 together with the accrued related interest into common stock upon the completion of the IPO based on the terms described above in the First Conversion Right. Upon completion of the Company’s IPO on July 14, 2014, the $1,000,000 of principal and $58,630 of accrued interest converted into 65,348 shares of common stock and the Company also issued to the investor a five-year warrant to purchase 65,348 shares of the Company’s common stock at an exercise price equal to 125% of the IPO price, or $28.13.

On or about May 24, 2016, Trooien Capital, LLC commenced legal action against the Company. See Note 6 “Commitments and Contingencies.” The balance of the note as of June 30, 2016 and December 31, 2015 was $2.3 million plus accrued interest of approximately $485,000 and $370,000, respectively.

Series Subordinated Note

The series subordinated note totaling $613,808 in principal and $100,745 of accrued interest as of December 31, 2014 was originally due in December 2014. In December 2014, the Company amended the terms of the note to include monthly installments of $50,000 due December 2014 and an additional $50,000 due at the end of each following month through April of 2015, when the remaining principal balance and related accrued interest became due. In May 2015, the Company entered into an amendment of the note to extend the maturity date from April 30, 2015 to December 31, 2015. Under the amended note, the Company was required to make monthly payments of $50,000 beginning May 31, 2015 and continuing to December 31, 2015, at which time any remaining principal and unpaid accrued interest would become due. As of October 31, 2015, the Company had not paid the $50,000 monthly installments since August 2015. On November 2, 2015, the Company renegotiated the terms of the note. Under the amended terms, payments of $30,000 were due on each of November 15, 2015, December 15, 2015 and January 15, 2016, with the remaining balance of accrued, unpaid interest and principal due on January 31, 2016. As of June 30, 2016, the Company has not paid the $30,000 monthly installments since December 2015. On March 31, 2016, the holder of the note commenced legal action against the Company. See Note 6 “Commitments and Contingencies.” The principal balance on the note as of June 30, 2016 and December 31, 2015 was $415,398. The accrued interest owed as of June 30, 2016 and December 31, 2015 was approximately $27,000 and $2,000, respectively.

Notes Payable, due April 2016

In January 2014, the Company assumed notes payable totaling $74,486 in connection with the reverse merger transaction pursuant to which the Company acquired the Subsidiary (the “Merger”). The original terms of the notes required repayment on the earlier of January 31, 2016 or the date the Company completed a business combination with an operating company in a reverse merger or reverse takeover transaction or other transaction after which the Company would cease to be a shell company. The reverse merger was completed in February 2014, and the terms of the note were amended to state that the principal and related accrued interest is due the earlier of January 31, 2016 or the date the Company completes one or more private placements of debt or equity securities resulting in aggregate proceeds of $10,000,000. In March 2016, the Company repaid one of the notes with a principal and accrued interest balance totaling approximately $3,500 and amended all other notes to change the earlier of date from January 31, 2016 to April 30, 2016. A warrant for the issuance of 5,000 shares with an exercise price of $5.25 was issued in consideration for the note extensions. In May 2016, the Company modified the remaining notes and extended the maturity date of the notes to August 2016. In June 2016, the Company repaid two other notes with a principal and accrued interest balance totaling approximately $7,000. As of June 30, 2016 and December 31, 2015, the principal amount of the notes totaled approximately $67,000 and $74,000, respectively and had accrued interest of approximately $28,000.

Note Payable, due August 2021

In August 2014, the Company entered into a 0% interest $192,000 note payable to the State of Minnesota as part of an Angel Loan program fund. There are no financial loan covenants associated with the loan, which has a maturity date of August 2021. The loan contains a provision whereby if the Company transfers more than a majority of its ownership, the loan becomes immediately due, along with a 30% premium amount of the principal balance. In addition, if the Company is more than 30 days past due on any payments owed under the loan, the interest rate increases to 20% per annum.

Installment Note Payable – Bank

In April 2015, the Company entered into a new installment note with a bank for approximately $330,000. The Company received the net amount between a previous note and the new note, or $113,000, which was primarily used for working capital purposes. The new note bore interest at the prime rate plus 1%, but not less than 5%. The note was due on demand; if no demand was made then the note was due in monthly payments of $9,903 from May 2015 through May 2018. Borrowings remained secured by substantially all of the Company’s property and are guaranteed by three of the Company’s directors. In January 2016, the Company entered into a new installment note replacing the above mentioned note. The balance of the existing note totaled approximately $261,000, while the new note was issued for approximately $330,000. The Company received the net amount between the two notes, or $69,000, which was primarily used for working capital purposes. The new note bears interest at the prime rate plus 1%, but not less than 5%. The note is due in monthly payments of $9,901 from February 2016 through January 2019. The principal balance as of June 30, 2016 and December 31, 2015 was approximately $287,000 and $261,000, respectively.

Convertible Notes – Issued June 2016

On June 1, 2016, the Company issued to Columbus Capital Partners, L.P. and Columbus Capital QP Partners, L.P. (collectively, “Columbus Capital”) convertible notes, due June 1, 2017, in an aggregate principal amount of $1,052,632 and warrants to purchase 170,698 shares of its common stock, subject to adjustments, in exchange for an aggregate purchase price of $1,000,000 paid in cash. The Columbus Capital notes are unsecured, do not bear any interest and are payable in full on June 1, 2017. Columbus Capital may elect to convert the principal amount of the notes into shares of the Company’s common stock at any time before June 1, 2017 at a conversion price per share equal to the lower of $5.55 and 80% of the per share sale price of the Company’s common stock in its next underwritten public offering. The Company has the right to require Columbus Capital to convert the notes into shares of its common stock at that conversion price if the Company’s common stock is listed on the Nasdaq Capital Market, the Nasdaq Global Market or the Nasdaq Global Select Market. The warrants issued to Columbus Capital have an exercise price of $5.55 per share, subject to adjustments, and are exercisable for a five year period. In addition, under the Company’s agreement with Columbus Capital, it is required to file with the SEC a registration statement covering the resale of the shares of its common stock issuable under the notes and the warrants within 21 days after the offering, or 90 days following the date on which the Company’s current financing plan is terminated. If the Company fails to file a registration statement in a timely manner, it will be required to issue to Columbus Capital additional warrants to purchase shares of its common stock.

On June 9, 2016, the Company agreed to issue to each of Old Main Capital, LLC, River North Equity, LLC, Kodiak Capital Group, LLC, and DiamondRock, LLC a convertible note in the principal amount of up to $450,000 and a warrant to purchase up to 75,000 shares of its common stock, subject to adjustments, in exchange for an aggregate purchase price of $375,000, payable by each investor in two tranches. On June 9, 2016 each investor funded the first tranche of this investment, an amount equal to $250,000 of the purchase price in cash, except Old Main Capital funded $225,000 in cash since Old Main Capital was entitled to deduct $25,000 of the proceeds for legal expenses of the investors (which were funded by the Company). The first tranche represents two-thirds of the entire investment. Subject to the mutual consent of the investor and the Company, each investor may fund the second tranche, which is the remaining $125,000 out of the $375,000 purchase price, which represents one-third of the entire investment. As a result of funding the first tranche, the Company received aggregate gross proceeds of $1,000,000 (net proceeds of $975,000 after deducting $25,000 for legal fees of the investors) and, excluding the 20% premium payable upon repayment of each of the notes discussed below, the current outstanding principal amount under each note is $300,000, or the aggregate principal amount owed under all of the notes is $1,200,000. In addition, as a result of funding the first tranche on June 9, 2016, a warrant to purchase 50,000 shares of the Company’s common stock was issued to each investor, or collectively warrants to purchase an aggregate of 200,000 shares of the Company’s common stock were issued. A warrant to purchase the remaining 25,000 shares of the Company’s common stock will be deemed issued on the date of funding the second tranche, should the second tranche be funded. Each warrant has an exercise price of $6.00 per share (subject to adjustments) and is exercisable for a five year period.

The notes do not bear any interest, other than during an event of default (in which case default interest at a rate of 24% per annum is applicable). Each tranche funded under a note is due and payable in full six months after the date of funding. In addition to providing three days advance written notice to an investor, under the terms of each note upon repayment of the note (including on the maturity date), the Company is obligated to pay a 20% premium on the then outstanding principal and any accrued default interest then due on the note, which in the aggregate is equal to 120% of the then outstanding principal and any accrued default interest then due on the note.

The investor cannot convert the note during the three day advance notice period prior to repayment unless an event of default has occurred under the note and at least six months and three days have elapsed since the issuance date of the note. Under the terms of each note, an event of default will occur if the Company fails to repay the note in its entirety at 120% of the then outstanding principal amount and any then accrued default interest with the proceeds received from the Company’s next underwritten offering of $5,000,000 or more that is completed on or after June 9, 2016. Therefore, the Company will be required to pay off all these notes in their entirety at 120% of the then outstanding principal and any accrued default interest with the proceeds received from a future offering. The Company intends to use a portion of the net proceeds received from a future offering to repay all amounts outstanding under all these notes which, with respect to the first tranche only, is currently an aggregate amount equal to $1,440,000 after giving effect to the 20% premium described above and assuming no event of default occurs. The repayment terms described above are also applicable to any additional amounts advanced by the investors to the Company in any subsequent tranche of funding under the notes. Therefore, if the second tranche is funded in its entirety, the Company will use $2,160,000 of the proceeds of a future offering to repay the entire amounts outstanding under these notes after giving effect to the 20% premium described above and assuming no event of default occurs. If an event of default occurs under the note and, to the extent the Company has a three calendar day cure period for such event of default under the note, the Company fails to cure such default within three days, at the investor’s election, the note shall accelerate and become immediately due and payable in full in cash, at the mandatory default amount, which is equal to 120% multiplied by the total amount then outstanding under the note, and thereafter interest on the note shall accrue at the lesser of 24% per annum and the maximum rate permitted under applicable law. If an event of default occurs under the note, each investor may elect to convert the note into shares of the Company’s common stock at any time following six months and three days after June 9, 2016, and the conversion price per share is equal to 60% of the lowest volume weighted average price of the Company’s common stock during the 21 consecutive trading days immediately preceding the conversion date.

On June 9, 2016, the Company also entered into a registration rights agreement with each investor, which provides that if the convertible note is not repaid in full on or before the maturity date applicable to the tranche funded and the Company proposes to file a registration statement under the Securities Act at any time on or after that maturity date, then the Company is required to offer to each investor the opportunity to register the shares of common stock into which the applicable convertible note is convertible. The registration rights do not apply to certain types of registration statements filed by the Company, which are excluded from this requirement.

For accounting purposes, the Company accounts for the debt, warrants and conversion features using an allocation process. As a result, the reported amount of the debt has been reduced and will be accreted to face value through the maturity date.

Demand Promissory Note

On January 29, 2016, the Company issued to Tiburon Opportunity Fund, L.P. a demand promissory note for a principal amount of $150,000. The note was due and payable on February 29, 2016. In lieu of interest, the Company issued to Tiburon Opportunity Fund, L.P. a five-year cashless warrant to purchase 16,667 shares of the Company’s common stock at $4.94 per share. The note provided that if the Company failed to repay the note on the due date, and for every thirty days beyond the due date the note is outstanding, the Company would be required to issue to Tiburon Opportunity Fund, L.P. additional five-year cashless warrants to purchase 16,667 shares of the Company’s common stock at $4.94 per share at the end of each 30-day period. Because the Company failed to repay the note within the required 30-day period, the Company issued to Tiburon Opportunity Fund, L.P., on February 28, 2016, an additional warrant to purchase 16,667 shares of the Company’s common stock at $4.94 per share. On March 7, 2016, Tiburon Opportunity Fund, L.P. exercised the warrants for 33,334 shares of the Company’s common stock for proceeds of $164,500. The Company repaid the note in full on March 7, 2016. As consideration for the warrant being exercised on a cash basis, the Company issued to Tiburon Opportunity Fund, L.P. a five-year replacement warrant for the purchase of 16,667 shares of our common stock.

Other Information Regarding Debt

The prime interest rate was 3.50% at June 30, 2016 and December 31, 2015.

As a result of either the short term duration or recency of its financings or refinancings, the Company believes that the fair value of its outstanding debt approximates market value.

6. Financing Arrangements

The Company has raised debt through several forms of borrowing including bank loans, loans from directors and other affiliated parties and unaffiliated third party investors. Certain of the debt was issued with warrants that permit the investor to acquire shares of the Company’s common stock at prices as specified in the individual agreements. See Note 12 for additional information regarding conversions of debt and accrued interest into common stock during the years ended December 31, 2015 and 2014.

Following is a summary of debt outstanding:

	As of
	December 31, 2015	December 31, 2014
Notes Payable to Directors and Affiliates	$1,748,000	$1,350,000
Convertible Term Loan, due December 2016, interest at 10%	2,300,000	2,300,000
Series Subordinated Note, due January 2016, interest at 12%	415,398	613,808
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%	74,486	74,486
Note Payable, due August 2021, interest 0%	192,000	192,000
Installment Note Payable – Bank	260,949	252,244
Total	4,990,833	4,782,538
Unamortized discount	-	(145,835)
Total debt, net	4,990,833	4,636,703
Less: current maturities	4,798,833	2,070,217
Long-term portion	$192,000	$2,566,486

Future maturities of long-term debt at December 31, 2015 are as follows:

2016	$4,798,833
2017	-
2018	-
2019	-
2020	-
Thereafter	192,000
$4,990,833

Senior Secured Note Payable

In October 2012, the Company entered into a Loan and Security Agreement (the “Secured Loan Agreement”) with Michaelson Capital Partners, LLC (the “Senior Secured Lender”) that provides for borrowings of up to $1,500,000. Borrowing under the Secured Loan Agreement is secured by all property of the Company including tangible and intangible property. In addition, the Secured Loan Agreement contained certain negative pledges and restrictions on certain types of transactions and use of loan proceeds. The note is guaranteed by a Company director and the spouse of the director. The loans carried stated interest rates from 10-16%. In the event of default the interest rate increased to 14% - 20%. The Secured Loan Agreement’s stated expiration date was April 23, 2013. Beginning in August 2013, the Company was in default and outstanding borrowings and interest began to accrue at the default rates. In addition, the agreement contained certain covenants, some of which the Company was not in compliance with. The note was amended in February 2013 and an additional $1,000,000 was borrowed. Further, as part of this amendment the lender received a payoff premium of $750,000 which the Company accrued as interest expense in 2013 and paid in 2014.

On December 6, 2013, the Company entered into a Forbearance Agreement (the “Forbearance Agreement”) with the Senior Secured Lender. The Forbearance Agreement provided that the Senior Secured Lender would not accelerate repayment of the amounts owing, or enforce its security interests or any other rights, under the Secured Loan Agreement, until March 6, 2014.

In March 2014 the Forbearance Agreement was extended to May 12, 2014. In consideration for the extension the Company agreed to issue $1 million of the Company’s common stock, the number of shares to be determined by reference to the lowest per share price in the Company’s then planned public offering of common stock. On July 14, 2014 the Company issued to the Senior Secured Lender 44,445 shares of common stock at $22.50 per share for a total value of $1,000,000. In 2014, the Company recorded interest expense of $1,000,000, related to this extension.

On May 1, 2014, the Company entered into an agreement with an investor to draw on the $4 million convertible term loan, due December 2016, described below for an amount sufficient to satisfy their outstanding obligation to the Senior Secured Lender, but not to exceed the loan limit of $4 million, for a maximum borrowing of $3.4 million as of March 31, 2014. On May 19, 2014, the Company entered into a second forbearance agreement with the Senior Secured Lender through May 23, 2014 in return for the Company repaying a total sum of $500,000 on this date. In addition, the Company agreed to reduce the price per share related to the $1.0 million of common stock to 80% of the lowest price per share of common stock issued to any investor in the Company if the stock was not publicly traded on or before July 15, 2014. On May 29, 2014, the Company received an advance totaling $1.950 million under the terms of the convertible term loan and repaid a total of $2.0 million of the outstanding balance to the Senior Secured Lender, leaving a remaining balance of $150,660. On May 30, 2014, the Company entered into an unsecured convertible note payable with the Senior Secured Lender for a total of $150,660. The note bore interest at an annual rate of 10% and the principal and accrued interest were due on or prior to July 31, 2014. Upon a thirty day written notice to the Company from the issuance date, the Senior Secured Lender had an option to convert the note into common stock at 90% of the conversion terms offered in the Convertible Subordinated Notes, due June 2015, described below. In addition, upon conversion of the note, the holder was entitled to receive warrants equal to the number of shares received from the conversion at a price of 125% of the IPO price. In July 2014, the Company repaid the remaining note outstanding of $150,660, along with accrued interest totaling $2,559 which satisfied all remaining obligations to the Senior Secured Lender.

The Senior Secured Lender also received a warrant to purchase 5,082 shares of Company common stock at $135.00 per share. The warrant expires in October 2017. Including the value of the warrant at the date of issuance, the effective interest rate on the full $2,500,000 available under the Secured Loan Agreement was 38%. The exercise price of the warrant is subject to downward adjustment in the event of the subsequent sale of common stock or convertible debt at a lower price, as defined, prior to exercise of the warrant. As a result of this provision, the Company determined that the warrant should be accounted for as a liability carried at fair value. In February 2013, the exercise price was adjusted to $43.20 and the number of shares of Company common stock to be acquired was increased to 15,881 based on a qualifying transaction. In July 2014, the Company entered into an agreement to modify the terms of the warrant. Under the new terms, the exercise price was reduced to $18.00 per share which is 80% of the IPO share price and the number of shares of Company common stock to be acquired was increased to 38,114. In connection with the issuance of warrants with an exercise price of $17.25 as part of the PIPE transaction completed in 2015, the Company increased the total number of shares of common stock issuable upon exercise of the warrant issued to the Senior Secured Lender to 49,714 and reduced the exercise price to $13.80 per share. In connection with the reduction in exercise price of the warrants issued as part of the PIPE transaction to $4.94, the Company increased the total number of shares of common stock issuable upon exercise of the warrant issued to the Senior Secured Lender to 175,911 and reduced the exercise price to $3.90 per share.

The Company determined the value of the warrant to be $537,000 and $146,000 at December 31, 2015 and 2014, respectively, and both of these amounts were recorded as a liability on the balance sheet as of these dates.

The Company also incurred financing costs in conjunction with this transaction aggregating $62,500 that are owed under the same terms as terms as the Secured Loan Agreement. The entire amount was fully amortized as of December 31, 2014.

Secured Convertible Notes, due June through August 2014

From June through August 2013, the Company borrowed $770,000 under various secured convertible notes. The notes bore interest at the annual rate of 10% and mature one year from the date of issue. Borrowings under the notes were secured by all property of the Company including tangible and intangible property. In addition, the notes contained certain negative pledges and restrictions on certain types of transactions and use of loan proceeds.

Upon completion of certain equity financing transactions as defined in the notes, the outstanding principal and unpaid interest was automatically converted into common stock. The conversion rate per share was equal to 75% of the per share price of the securities offered in the defined financing transaction. On May 12, 2014, the Company entered into a loan modification agreement under which the holder of the note agreed to provide a $40,000 discount of the outstanding balance with a repayment of $150,000 of principal outstanding as of this date. During the year ended December 31, 2014, the Company repaid a total of $660,000 of principal and $66,055 of accrued interest. In addition, the Company converted into equity $70,000 of principal and $1,764 of accrued interest at a conversion rate of $60.00 per share. (See Note 12). No obligation remained outstanding under these notes as of December 31, 2014.

Notes Payable to Directors and Affiliates

In March 2014, the Company borrowed $1,500,000 from a director to fund the acquisition of Select Mobile Money from DeviceFidelity. (See Note 10) The note had an interest rate equal to 24%, payable monthly commencing April 2014. The Company failed to pay the accrued interest on the note due April 2014. As a result, the interest rate increased to 48% in April 2014 and continued to accrue at this rate until the note and all accrued interest was repaid in full. The principal and any unpaid accrued interest became due on May 15, 2014. In addition, the Company agreed to issue common stock as consideration for the note equal to 12.5% of the principal amount or $187,500, which equaled 5,209 shares using the required share price of $36.00. Because the Company failed to pay the accrued interest due April 2014, the Company owed additional common stock equal to 3.125% of the outstanding principal amount or $46,875, which equaled 1,303 shares on each successive 5th business day for as long as any portion of the principal amount of the loan was outstanding. The Company issued a total of 25,521 shares of common stock in connection with this note and recorded interest expense of $890,624 related to the common stock issued for the year ended December 31, 2014. A total of $1,731,781 of principal and accrued interest was repaid in July 2014.

In addition to the $1,500,000 March 2014 note above, the Company also issued a total of $3,690,000 of new notes to three directors during the year ended December 31, 2014. Of this amount, $1,925,000 of the notes bears interest at a rate of 10% and becomes due between February and September of 2015, and $1,500,000 represents a line-of-credit agreement with one director of the Company. The original terms of the line-of-credit agreement provided for a stated interest rate of 10% on the principal amount outstanding. Both the principal and unpaid accrued interest is payable upon the earlier of September 30, 2014 or completion of a public offering of securities. There are no financial covenants with the line-of-credit. Through the second quarter of 2014, the Company had drawn down the entire $1,500,000 under this facility. At the option of the director, all the principal and unpaid accrued interest under the line-of-credit could have been converted upon the completion of an IPO of the Company’s common stock at a 20% discount to the price at which the shares are of the Company’s stock were sold in the offering. The director exercised this conversion right with respect to $500,000 of indebtedness in connection with our July 2014 IPO (see June 24, 2014 Letter Agreement below). The Company entered into three notes with directors totaling $265,000 that were due June 30, 2015 and accrued interest at a rate of 8%. The terms of these notes included a provision whereby all principal and accrued interest automatically converted into the Company’s common stock upon the successful consummation of an IPO. On July 14, 2014, the Company completed an IPO and the conversion price equaled 80% of the per share purchase price at which the Company’s common stock was sold in the IPO. On July 14, 2014, $265,000 of principal and $6,763 of accrued interest converted into 15,098 shares of common stock.

On June 17, 2014, the Company entered into a conversion agreement with two directors under which a total of $1,050,000 of principal related to the 10% term notes due between February and March 2015 would automatically convert into common stock upon the completion of an IPO of the Company’s common stock at a 20% discount to the price at which the shares of the Company’s stock were sold in the IPO. These notes were converted into common stock at the time of our IPO. Upon conversion, the two directors also received 100% warrant coverage at a price equal to 125% of the IPO price or $28.13.

On June 24, 2014, the Company entered into a letter agreement with two directors under which a total of $900,000 of the principal of the 10% term notes due between February and March 2015 and $500,000 of principal owed under the 10% line-of-credit due September 2014 would automatically convert upon the Company completing an IPO. In addition, the director agreed to amend the repayment terms of the line-of-credit to occur on the earlier of (a) raising an aggregate gross proceeds in one or more financing transactions (other than the IPO) of at least $10 million or (b) July 31, 2015. The conversion terms are the same as described in the conversion agreement dated June 17, 2014 above.

On July 14, 2014, the Company completed its IPO resulting in $3,375,000 of principal and $204,134 of accrued interest of short-term notes payable with a stated interest rate of 10% converting into 198,841 shares of the Company’s common stock. In addition, the two directors received five-year warrants to purchase a total of 150,000 shares of the Company’s common stock at an exercise price of 125% of the IPO price or $28.20 per share. Lastly, as part of the letter agreement entered into on June 24, 2014, a director agreed to convert $500,000 of principal related to the $1.5 million line-of-credit outstanding into 27,778 shares of common stock and also received five-year warrants to purchase a total of 22,223 shares of the Company’s common stock at an exercise price of 125% of the IPO price or $28.20 per share. The amount of principal owed under the $1.5 million line-of-credit as of December 31, 2015 and December 31, 2014 was $1,000,000 plus accrued interest as of $171,973 and $71,973, respectively. In February 2016, the Company amended the terms of the line of credit to extend the maturity date to January 31, 2017. The Company also agreed to make interest only payments on June 30, 2016, September 30, 2016 and December 31, 2016. The interest only payments are for interest accrued on the principal balance from February 1, 2016 to date of payment. The outstanding principal and accrued interest balance is due in full on January 31, 2017.

As a result of the Company completing its IPO on July 14, 2014, the Company determined there was a beneficial conversion feature related to the $1.0 million outstanding balance of the line-of-credit which totaled $250,000. This amount was recorded as a discount to the debt and is being amortized into interest expense through the maturity date of July 31, 2015. For the fiscal year ended December 31, 2015 and December 31, 2014, the Company recorded interest expense of $145,835 and $104,165, respectively, related to amortization expense associated with the beneficial conversion feature. The unamortized balance of the beneficial conversion feature as of the end of December 31, 2015 and December 31, 2014 was approximately $0 and $146,000, respectively.

On July 30, 2014, the Company entered into a financing commitment letter with Messrs. Hanson and Davis to lend the Company up to $2.5 million through December 31, 2014, bearing interest at 10%, and due January 31, 2015, which was later extended to January 31, 2016. The terms provided if any portion of the notes issued under the commitment letter were outstanding beyond January 31, 2015, the default interest rate would be adjusted to 18%. As of December 31, 2014, $350,000 was outstanding. In January 2015, the Company received advancements totaling $350,000. On February 3, 2015, Michael Hanson, one of our directors, converted $250,000 of the amount owed into 217,391 shares of Series B Convertible Preferred Stock (which Series B Convertible Preferred Stock was converted into common stock on February 27, 2015). Also in February 2015, the Company amended the terms of the commitment letter to extend the repayment of the outstanding principal balance owed as of that date of $450,000 to January 31, 2016 at a rate of 10% per annum. As part of the amendment, the directors did not renew the remaining amount available under the original terms of the commitment letter. In June 2015, Michael Hanson converted $102,000 of the amount owed into 1,020 shares of Series C Convertible Preferred Stock and also received a five-year warrant to purchase 15,533 shares of common stock at $7.22 per share (since adjusted to $4.94 per share.) On October 23, 2015, the Company entered into an addendum to the financing commitment letter under which Mr. Hanson agreed to an additional advancement of $250,000. As of December 31, 2015, the total principal and accrued interest amount outstanding to Messrs. Davis and Hanson related to advances under the commitment letter equaled $598,000 and $54,857, respectively. In February 2016, the Company amended the terms of the commitment letter to extend the maturity date to January 31, 2017 and maintain the interest rate at 10%. The Company also agreed to make interest only payments on June 30, 2016, September 30, 2016 and December 31, 2016. The interest-only payments are for interest accrued on the principal balance from February 1, 2016 to date of payment. The outstanding principal and accrued interest balance is due in full on January 31, 2017.

In March 2015, the Company issued a total of $400,000 of new demand promissory notes to Messrs. Davis and Hanson. The notes bore interest at a rate of 10% and were due June 30, 2015. In June 2015, the $400,000 of notes were converted into 4,000 shares of Series C Convertible Preferred Stock as part of the Series C preferred offering. Messrs. Davis and Hanson also received five year warrants to purchase 60,911 shares of common stock at $7.22 (since adjusted to $4.94) per share. In December 2015, the Company issued a $150,000 demand promissory note to Mr. Hanson. The note bears an interest rate of 10% and is due June 30, 2016.

In February 2016, the Company entered into a thirty-day note payable with James L. Davis for $150,000 and Michael J. Hanson for $75,000. Under the note agreements, in lieu of interest, the Company agreed to issue five-year cashless warrants to purchase 16,667 and 8,334 shares of common stock at $4.94 per share to Messrs. Davis and Hanson, respectively. Additionally, for each 30 days the principal amount is outstanding, the Company will issue the note holders an additional 16,667 and 8,334 warrants, respectively, with the same terms as described above. On March 29, 2016, both notes were amended to change the due dates of the principal amounts owed to January 11 and January 31, 2017, under Messrs. Hanson’s and Davis’ notes, respectively. Messrs. Davis and Hanson will continue to earn the warrants on a 30-day basis until the principal is repaid.

Convertible Notes due March 2015

In 2013, the Company borrowed $575,000 under convertible notes. These notes were due March 15, 2015. The notes bore a stated interest rate of 10%. Warrants to purchase 5,834 shares of common stock at $60.00 per share were issued with $350,000 of this debt, resulting in an effective interest rate of 19% on that portion of the borrowing.

In May 2014, the Company entered into an amendment with various lenders to modify the terms on $350,000 of these convertible notes to the terms provided under the convertible notes due December 2016. Therefore, prior to the Company’s completion of its IPO on July 14, 2014, the total principal amount outstanding of convertible notes due March 31, 2015 was $225,000. Upon the completion of the Company’s IPO, the total outstanding balance of $225,000 in principal and $15,015 of accrued interest automatically converted into 11,853 shares of common stock.

Convertible Term Loan, due December 2016

In December 2013, the Company entered into an agreement to issue convertible notes with Trooien capital, LLC (the “Trooien Capital Note”) in a principal amount of up to $4 million. The proceeds of borrowings under the Notes are expressly to be used to repay amounts owed under the Senior Secured Note Payable. Borrowings under the agreement bear interest at 10% and the note matures in December 2016. In the event of default, the interest rate increases by either 2% or 4%, depending on the nature of the default. Under the note agreement, the investor has the right, but not the obligation, to advance additional amounts up to the $4 million. The terms of the agreement originally provided that the investor may have several options to convert for converting the Trooien Capital Notes at varying rates and times following the completion of a qualifying financing transaction. Depending on the timing of conversion, the holder may also receive warrants to purchase common stock. In addition to conversion of the Trooien Capital Notes, the holder has the right to request shares of common stock, rather than cash, as payment for interest. In May 2014 the Company agreed to include $356,616 in principal and accrued interest of the convertible notes originally issued to our senior debt holder during the fourth quarter of 2014, due March 2015, under the terms of the Trooien Capital Note, due December 2016.

On May 1, 2014, the Company entered into an agreement which requires, within 10 calendar days of a written request on or prior to May 12, 2014, the holder of the convertible notes to make additional advances to the Company in an amount sufficient to satisfy the senior debt amount outstanding, but not to exceed the loan limit of $4.0 million.

On May 12, 2014, the Company entered into an agreement to amend the conversion terms of the Convertible Term loan, due December 2016 as follows:

First Conversion Right. The holder had the right at its election to convert the principal and accrued interest of the note into common stock at a conversion rate equal to 90% of the price based on the terms offered in the Convertible Subordinated Note, due June 2015. The first conversion right was extended for a period of 120 days following the closing date of the IPO, July 14, 2014. Upon the holder’s election to convert, the conversion price would have equaled 125% of the price at which the common stock was sold in the IPO. The first conversion right expired on October 11, 2014.

Second Conversion Right. To the extent that the holder did not elect to exercise the First Conversion Right, then the holder has the right through the maturity date of the Note, December 2016, to convert the principal and accrued interest into common stock at a conversion rate equal to 125% of the price at which the common stock was sold in the IPO. Under the terms of this conversion agreement, the holder will receive 100% warrant coverage under the same terms provided pursuant to the First Conversion Right.

On June 18, 2014, the holder agreed to convert $1,000,000 of the then outstanding principal balance of $3,250,000 together with the accrued related interest into common stock upon the completion of the IPO based on the terms described above in the First Conversion Right. Upon completion of the Company’s IPO on July 14, 2014, the $1,000,000 of principal and $58,630 of accrued interest converted into 65,348 shares of common stock and the Company also issued to the investor a five-year warrant to purchase 65,348 shares of the Company’s common stock at an exercise price equal to 125% of the IPO price, or $28.13.

As a result of the Company completing its IPO on July 14, 2014, the Company determined there was a beneficial conversion feature related to the remaining $2.3 million outstanding balance of the Convertible Term Loan, due December 2016 which totaled $894,444. This amount was recorded as a discount to the debt and was amortized into interest expense on a straight-line basis over the 120 days following the closing of the IPO which represents the period that during which the debt could be converted at a discount to the IPO price. The Company recorded interest expense of $894,444 related to amortization expense associated with the beneficial conversion feature for the year ended December 31, 2014. The balance of the note as of December 31, 2015 and December 31, 2014 was $2.3 million plus accrued interest of $370,274 and $140,275, respectively.

Convertible Subordinated Notes, due March 2012

In March 2011, the Company issued $1,432,561 in face amount of convertible debt, the “March 2011 Notes”. These notes had a stated interest rate of 6%. The terms of the notes allowed the holders to convert the debt into common stock at any time prior to maturity at a conversion rate equal to the lesser of $135.00 per share or 25% below the offering price in the sale of securities in a qualified sale of securities, as defined. Payment of principal and interest on these notes was unsecured and subordinated to senior indebtedness, as defined. Concurrent with the issuance of these notes, the Company issued warrants to purchase 7,163 shares of Company common stock at $60.00 per share. In July and August 2011, the Company prepaid the majority of these notes and accrued interest. After the prepayment, holders of these notes purchased 8,297 shares of Company stock at $135.00 per share for an aggregate purchase price of $1,120,000. In February 2013 and January 2014 an additional $200,000 and $14,422 was converted into common stock, respectively. (See Note 12) The remaining outstanding balance of $100,000 was converted into 1,667 shares of the Company’s common stock as part of its IPO on July 14, 2014 and the Company repaid accrued interest totaling $19,644 as of this date.

Convertible Subordinated Note, due April 2015

In April 2013 the Company borrowed $200,000 under a convertible note. The note had a stated interest rate of 9% and was due April 1, 2015. The note was convertible at the option of the holder any time after April 1, 2014. The note would be automatically converted upon the occurrence of certain equity financing transactions or a change in control as defined in the note. The conversion price was $60.00 per share. On July 14, 2014, the outstanding principal balance of $200,000 and $21,699 of accrued interest was converted into 3,695 shares of common stock as a result of completing the Company’s IPO.

Convertible Subordinated Notes, due February 2015

In February 2014 the Company borrowed $100,000 under a convertible note. The note was non-interest bearing and was due the earlier of February 27, 2015 or the completion of an equity offering by the Company of at least $5,000,000. The note was convertible at the option of the holder at the time at in which the Company completed such an equity offering of its common stock. The conversion price was equal to the offering price of the Company’s common stock. During the year ended December 31, 2014, the Company repaid the principal balance outstanding of $100,000.

Convertible Subordinated Notes, due June 2015

In May 2014 the Company borrowed $330,000 under convertible notes. The notes bore interest at a stated rate of 8% per annum. The principal amounts of the notes, along with the accrued interest, were both due June 2015. The terms of these notes includes a provision whereby all principal and accrued interest automatically converted into the Company’s common stock upon the successful consummation of an IPO. The conversion price was 80% of the per share price at which the Company’s common stock was sold in our IPO. Upon completion of the July 14, 2014 IPO which raised $6,750,000 gross proceeds, the principal amount outstanding of $330,000 was converted into 18,334 shares of common stock. The Company repaid accrued interest totaling $5,017 to the holders of the notes.

Series Subordinated Notes

The Series Notes were issued in tranches that contained various terms with regard to maturity dates, interest rates, subordination, conversion features and the number of warrants issued with each tranche. In 2013, all but $863,808 face amount of the Series Notes had been converted into common stock and all but approximately 5,000 of the related warrants were exchanged for common stock. In January 2014, $250,000 in debt and $650,647 in accrued interest were converted into 15,011 shares of common stock at a conversion rate of $60.00 per share. (See Note 12) The remaining $613,808 in principal and accrued interest of $100,745, at December 31, 2014, was originally due in December 2014. In December 2014, the Company amended the terms of the note to include monthly installments of $50,000 due December 2014 and additional $50,000 due at the end of each following month through April of 2015, when the remaining principal balance and related accrued interest becomes due. In May 2015, the Company entered into an amendment of the note to extend the maturity date from April 30, 2015 to December 31, 2015. Under the amended note, the Company was required to make monthly payments of $50,000 beginning May 31, 2015 and continuing to December 31, 2015, which time any remaining principal and unpaid accrued interest would become due. As of October 31, 2015, the Company had not paid the $50,000 monthly installments since August 2015. On November 2, 2015, the Company renegotiated the terms of the note. Under the amended terms, payments of $30,000 were due on each of November 15, 2015, December 15, 2015 and January 15, 2016, with the remaining balance of accrued, unpaid interest and principal due on January 31, 2016. As of April 12, 2016, the Company has not paid the $30,000 monthly installments since December 2015. On March 31, 2016, the holder of the note commenced an action against the Company in Hennepin County Court in the State of Minnesota alleging the Company breached the terms of the note. The law suit alleges the Company owes the note holder $694,869 plus interest and assessments accruing after April 1, 2016. The Company disputes the allegations of the note holder and intends to vigorously defend the claim. The principal balance as of December 31, 2015 and 2014 was $415,398 and $613,808, respectively.

Notes Payable, due February 2015

In December 2013 and January 2014, the Company issued promissory notes for $100,000 and $150,000, respectively. The notes accrued interest at a rate of 10% and were originally due the earlier of the Company raising sufficient new funds as determined by the holder or March 31, 2014. In February 2014, the Company entered into an amendment which extended the maturity date of the agreement to February 18, 2015. All other terms of the agreement remained unchanged. During the year ended December 31, 2014, the Company repaid the principal amount outstanding of $250,000, along with accrued interest totaling $13,233.

During fiscal year 2014, the Company issued detachable warrants to purchase common stock equal to 25% of the principal amounts under these notes. The life of the warrants range between three and five years with an exercise price of $54.00. The total number of shares issuable under the warrants totaled 54,750 related to a total of $3,285,000 short term notes issued in consideration for the loans to the Company. Of this total, $2,875,000 and warrants to purchase 47,917 shares relates to two directors of the Company. In addition, of the total warrants issued, warrants to purchase 20,167 shares relates to short term notes, which were converted into equity during 2013. The Company determined the fair value of the warrants to be $573 using the Black-Scholes model. See Note 12 for the inputs used in valuing the warrants using the Black-Scholes model.

Notes Payable, due January 2016

In January 2014, the Company assumed notes payable totaling $74,486 related to the acquisition of DE2. The original terms of the notes required repayment on the earlier of January 31, 2016 or the date the Company completes a business combination with an operating company in a reverse merger or reverse takeover transaction or other transaction after which the Company would cease to be a shell company. The reverse merger was completed in February 2014, and the terms of the note were amended to state that the principal and related accrued interest is due the earlier of January 31, 2016 or the date the Company completes one or more private placements of debt or equity securities resulting in aggregate proceeds of $10,000,000. In March 2016, the Company paid off one of the notes with a principal and interest balance of approximately $3,500 and amended all other notes to change the earlier of date from January 31, 2016 to April 30, 2016. A warrant for the issuance of 5,000 shares with an exercise price of $5.25 was issued in consideration for the note extensions.

Note Payable, due August 2021

In August 2014, the Company entered into a 0% interest $192,000 note payable with the State of Minnesota as part of an Angel Loan program fund. There are no financial loan covenants associated with the loan, which has a maturity date of August 2021. The loan contains a provision whereby if the Company transfers more than a majority of its ownership, the loan becomes immediately due, along with a 30% premium amount of the principal balance. In addition, if the Company is more than 30 days past due on any payments owed under the loan, an interest rate of 20% per annum becomes due.

Installment Note Payable – Bank

In March 2014, the Company entered into an installment note with a bank for a total of $330,020. The note bears interest at the prime rate plus 1%, but not less than 5%. The note is due on demand; if no demand is made then the note is due in monthly payments of $9,903 from April 2014 through April 2017. Borrowings are secured by substantially all of the Company’s property and are guaranteed by three of the Company’s directors. In April 2015, the Company entered into a new installment note replacing the above mentioned note. The balance of the existing note totaled approximately $216,000, while the new note was issued for approximately $330,000. The Company received the net amount between the two notes or $113,000, which was primarily used for working capital purposes. The new note bears interest at the prime rate plus 1%, but not less than 5%. The note is due on demand; if no demand is made then the note is due in monthly payments of $9,903 from May 2015 through May 2018. Borrowings remained secured by substantially all of the Company’s property and are guaranteed by three of the Company’s directors. The principal balance as of December 31, 2015 and 2014 was approximately $261,000 and $252,000, respectively.

In January 2016, the Company entered into a new installment note replacing the above mentioned note. The balance of the existing note totaled approximately $261,000, while the new note was issued for approximately $330,000. The company received the net amount between the two notes or $69,000, which was primarily used for working capital purposes. The new note bears interest at the prime rate plus 1%, but not less than 5%. The note is due on demand: if no demand is made then the note if due in monthly payments of $9,901 from February 2016 through January 2019.

Other Information Regarding Debt

The Company determined there was a contingent beneficial conversion feature related to $6.0 million of principal and accrued interest for various convertible term loans and other short-term borrowings which automatically converted upon completion of its IPO. The total beneficial conversion feature of $1,612,251 was recognized as interest expense in fiscal year 2014 upon the successful completion of the Company’s IPO.

The prime interest rate was 3.50% and 3.25% at December 31, 2015 and 2014, respectively.

As a result of either the short term duration of the financing, the Company believes that the fair value of its outstanding debt approximates market value.